Summary of Significant Accounting Policies (Details) - Schedule of Associates	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Redbanc S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Associates [Line Items]
Main activity	ATM services
Place of incorporation and operation	Santiago, Chile
Percentage of ownership share	33.43%	33.43%	33.43%
Transbank S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Associates [Line Items]
Main activity	Debit and credit card services
Place of incorporation and operation	Santiago, Chile
Percentage of ownership share	25.00%	25.00%	25.00%
Centro de Compensación Automatizado S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Associates [Line Items]
Main activity	Electronic fund transfer and compensation services
Place of incorporation and operation	Santiago, Chile
Percentage of ownership share	33.33%	33.33%	33.33%
Sociedad Interbancaria de Depósito de Valores S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Associates [Line Items]
Main activity	Delivery of securities on public offer
Place of incorporation and operation	Santiago, Chile
Percentage of ownership share	29.29%	29.29%	29.29%
Cámara Compensación de Alto Valor S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Associates [Line Items]
Main activity	Payments clearing
Place of incorporation and operation	Santiago, Chile
Percentage of ownership share	15.00%	15.00%	15.00%
Administrador Financiero del Transantiago S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Associates [Line Items]
Main activity	Administration of boarding passes to public transportation
Place of incorporation and operation	Santiago, Chile
Percentage of ownership share	20.00%	20.00%	20.00%
Servicios De Infraestructura De Mercado OTC S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Associates [Line Items]
Main activity	Administration of the infrastructure for the financial market of derivative instruments
Place of incorporation and operation	Santiago, Chile
Percentage of ownership share	12.48%	12.48%	12.48%